Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	IP R&D	Computer software	Patents	Total
	£'000s	£'000s	£'000s	£'000s
Cost
At January 1, 2017	1,469	6	592	2,067
Additions	—	5	203	208
Disposals	—	—	(68)	(68)
At December 31, 2017	1,469	11	727	2,207
Accumulated amortization
At January 1, 2017	—	1	189	190
Charge for year	—	5	111	116
Disposals	—	—	(68)	(68)
At December 31, 2017	—	6	232	238
Net book value
At December 31, 2017	1,469	5	495	1,969

	IP R&D	Computer software	Patents	Total
	£'000s	£'000s	£'000s	£'000s
Cost
At January 1, 2018	1,469	11	727	2,207
Additions	—	4	251	255
Disposals	—	—	(6)	(6)
At December 31, 2018	1,469	15	972	2,456
Accumulated amortization
At January 1, 2018	—	6	232	238
Charge for year	—	5	85	90
Disposals	—	—	(6)	(6)
At December 31, 2018	—	11	311	322
Net book value
At December 31, 2018	1,469	4	661	2,134